UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011
                                                  ------------------------

Check here if Amendment [ X ]; Amendment Number:
                                                    ------------
  This Amendment (Check only one.):   [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Cayman Holdings, Ltd.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
          ---------------------------------------

Form 13F File Number:  28- 14166
                           ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
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Title:    Ordinary Member
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-       Washington, DC       September 8, 2011
in-Fact for David M. Rubenstein*        ----------------     -------------------
--------------------------------------
              Signature                     City, State             Date
*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by DBD Cayman Holdings, Ltd.

**DBD Cayman Holdings, Ltd. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
  Form 13F File Number         Name

  28-
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                                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1
                                          ----------------------------
Form 13F Information Table Entry Total:    23
                                          ----------------------------
Form 13F Information Table Value Total:    $9,036,226
                                          ----------------------------
                                                     (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number       Name

     1       28- 12429                   Carlyle Investment Management L.L.C.
     -----       --------------------    ---------------------------------------

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
                                                         FORM 13-F INFORMATION TABLE

  COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5            COLUMN 6      COLUMN 7        COLUMN 8
--------------- ---------------- ---------- ----------- ---------------------------- -------------- ---------- --------------------
                                              VALUE       SHRS OR     SH/     PUT/    INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT     PRN     CALL     DISCRETION    MANAGERS   SOLE  SHARED   NONE
--------------- ---------------- ----------- ---------- ------------ ------ -------- -------------- ---------- ------ -------  -----
BankUnited Inc    Com             06652K103   $200,859    7,568,158     SH      --      Shared-          1            7,568,158
                                                                                        Defined

Boston Private    Com             101119105   $48,896     7,431,022     SH      --      Shared-          1            7,431,022
Finl Hldgs In                                                                           Defined

Booz Allen        Cl A            099502106   $15,288     800,000       SH      --      Shared-          1            800,000
Hamilton Hldg                                                                           Defined
Cor

Central Pac Finl  Com             154760409   $132,483    9,463,095     SH      --      Shared-          1            9,463,095
Corp                                                                                    Defined

Charter           Cl A            16117M305   $137,807    2,539,761     SH      --      Shared-          1            2,539,761
Communication                                                                           Defined
s Inc D

China Agritech    Com             16937A200   $8,124      4,642,560     SH      --      Shared-          1            4,642,560
Inc                                                                                     Defined

China Recycling   Com             168913101   $16,426     8,131,746     SH      --      Shared-          1            8,131,746
Energy Corp                                                                             Defined

Cobalt Intl       Com             19075F106   $612,229    44,917,790    SH      --      Shared-          1            44,917,790
Energy Inc                                                                              Defined

Complete          Com             20453E109   $51,486     1,543,343     SH      --      Shared-          1            1,543,343
Production                                                                              Defined
Services
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                                                                         3

Concord Med       Sponsored ADR   206277105   $36,904     8,724,233     SH      --      Shared-          1            8,724,233
Svcs Hldgs Ltd                                                                          Defined

Freescale
Semiconductor     SHS Old         G3727Q101   $3,606,957  196,136,895   SH      --      Shared-          1            196,136,895
Hldg                                                                                    Other**

Hampton Roads     Com             409321106   $77,920     7,870,693     SH      --      Shared-          1            7,870,693
Bankshares Inc                                                                          Defined

Hertz Global      Com             42805T105   $93,688     5,899,719     SH      --      Shared-          1            5,899,719
Holdings Inc                                                                            Defined

Kinder Morgan
Inc Del           Com             49456B101   $1,710,801  59,547,572    SH      --      Shared-          1           59,547,572
                                                                                        Defined

Lear Corp         Com             521865204   $53         1,000         SH      --      Shared-          1           1,000
                                                                                        Defined

Lyondellbasell    SHS - A -       N53745100   $93,801     2,435,125     SH      --      Shared-          1           2,435,125
Industries N                                                                            Defined

Nielsen           Com             N63218106   $1,716,771  55,095,354    SH      --      Shared-          1           55,095,354
Holdings N V                                                                            Defined
Niska Gas
Storage Partners  Unit Ltd Liabi  654678101   $280,116    16,304,745    SH      --      Shared-          1           16,304,745
L                                                                                       Defined

RTI Intl Metals   Com             74973W107   $70,368     1,833,925     SH      --      Shared-          1           1,833,925
Inc                                                                                     Defined

Solutia Inc       Com             834376501   $54,726     2,395,000     SH      --      Shared-          1           2,395,000
                                                                                        Defined

Superior Energy   Com             868157108   $33,981     914,934       SH      --      Shared-          1           914,934
Svcs Inc                                                                                Defined
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                                                                         4

Weatherford       Reg Shs         H27013103   $18,750     1,000,000     SH      --      Shared-            1          1,000,000
International Lt                                                                        Defined

Willbros Group    Com             969203108   $17,792     2,083,377     SH      --      Shared-            1          2,083,377
Inc                                                                                     Defined
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                                                                         5

                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION
-----------     -----------

     99         Power of Attorney

                                   EXHIBIT 99


                               POWER OF ATTORNEY
                               -----------------

     The undersigned understands that, from time to time, the Carlyle Companies (defined below) are required to prepare, execute and file certain federal and state securities laws filings.

     Know all by these presents, that the undersigned hereby constitutes and appoints each of Curt Buser, Jeff Ferguson, David Pearson, Catherine Ziobro, R. Rainey Hoffman, Joanne Cosiol, Monica Harris, Jeremy Anderson, Bruno De Gusmao, Ann Siebecker, Andrea Pekala, Tom Mayrhofer, David Willich, Glen Goold, Orit Mizrachi, John Beczak, Rick Kappler, Matt LoRusso, Rob Konigsberg, Katey Bogue, James Sloan, or any of them signing singly, and with full power of substitution, the undersigned's true and lawful attorney-in-fact to:

     (1) prepare, execute in the name of each Carlyle Company and on behalf of each Carlyle Company, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of Forms D ("Form D") required to be filed in accordance with Rule 503 ("Rule 503") promulgated with respect to Sections 4(2), 4(6) and 3(b) of the Securities Act of 1933 (the "1933 Act") and reports required by Sections 13(d) and 16(a) of the Securities Exchange Act of 1934 (the "1934 Act") or any rule or regulation of the SEC;

     (2) prepare and execute for and on behalf of each Carlyle Company, in the undersigned's capacity as a Managing Director, authorized person, officer and/or director of each Carlyle Company, federal and state securities laws filings including without limitation Forms D pursuant to Rule 503 and Schedules 13D and 13G and Forms 3, 4, and 5 in accordance with Sections 13(d) and 16(a) of the 1934 Act and the rules thereunder;

     (3) do and perform any and all acts for and on behalf of each Carlyle Company which may be necessary or desirable to complete and execute any such federal and state securities laws filings including without limitation Forms D, Schedules 13D and 13G and Forms 3, 4, and 5, complete and execute any amendment or amendments thereto, and timely file such form with the SEC and the securities administrators of any state, the District of Columbia, the Commonwealth of Puerto Rico, Guam and the United States Virgin Islands or their designees and any stock exchange or similar authority; and

     (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

     The undersigned hereby grants to each such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted, whether the same needs to be executed, taken or done by him in his capacity as a current or former member, partner, shareholder, director or officer of any company, partnership, corporation, organization, firm, branch or other entity connected with, related to or affiliated with any of the entities constituting the Carlyle Companies or entities that directly or indirectly hold interests in the Carlyle Companies.

     The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with federal and state securities laws, including without limitation Rule 503 of the 1933 Act or
Section 13 and Section 16 of the 1934 Act.

     This Power of Attorney and all authority conferred hereby shall not be terminated by operation of law, whether by the death or incapacity of the undersigned or by occurrence of any other event. Actions taken by an attorney-in-fact pursuant to this Power of Attorney shall be as valid as if any event described in the preceding sentence had not occurred, whether or not the attorney-in-fact shall have received notice of such event. Notwithstanding the foregoing, (i) in the event that an attorney-in-fact is no longer employed by The Carlyle Group Employee Co., L.L.C. or its affiliates, this Power of Attorney and all authority conferred hereby shall be immediately terminated with respect to such Attorney, and (ii) the undersigned may terminate or revoke this Power of Attorney at any time.

     For purposes hereof, the "Carlyle Companies" shall consist of: (i) TWC Virginia, Inc., a Delaware corporation, TC Group, L.L.C., a Delaware limited liability company, TC Group Cayman, L.P., a Cayman Islands exempted limited partnership, TC Group Investment Holdings, L.P., a Delaware limited partnership and TC Group Cayman Investment Holdings, L.P., a Cayman Islands exempted limited partnership; (ii) their respective owners, including without limitation TCG Holdings, L.L.C., a Delaware limited liability company, TCG Holdings Cayman, L.P., a Cayman Islands exempted limited partnership, TCG Holdings II, L.P., a Delaware limited partnership, TCG Holdings Cayman II, L.P., a Cayman Islands exempted limited partnership, TCG Employee Co., L.L.C., a Delaware limited liability company, Carlyle Offshore Partners II, Ltd., a Cayman Islands exempted company with limited liability, Carlyle Offshore Partners II Holdings, Ltd., a Cayman Islands exempted company with limited liability, DBD Investors V, L.L.C., a Delaware limited liability company, DBD Investors V Holdings, L.L.C., a Delaware limited liability company, DBD Cayman, Ltd., a Cayman Islands exempted company with limited liability and DBD Cayman Holdings, Ltd., a Cayman Islands exempted company with limited liability; and (iii) the subsidiaries and affiliates of the foregoing in clauses (i) and (ii), including without limitation investment funds sponsored directly or indirectly by one or more of the Carlyle Companies.

                            [Signature Page Follows]

     IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 11th day of February, 2011.




                                   /s/ David M. Rubenstein
                                   -------------------------
                                   Name:  David M. Rubenstein